Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(25) Commitments and Contingencies
(a) Operating lease commitments
Future minimum lease payments under non-cancelable operating leases as of December 31, 2014 are as follows:

	December 31, 2014
	RMB	US$
Operating lease commitments	442	$71

The Company leases warehouses, staff quarters and offices under operating leases. The leases duration is typically for one to three years, with an option to renew. None of the leases includes contingent rentals.

For the year ended December 31, 2014, 2013 and 2012, total rental expenses for non-cancelable operating leases were RMB436 (US$70), RMB410 and RMB383, respectively.

(b) Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2014 were RMB3,311 (US$534).

(c) Outstanding bills receivable discounted

As of December 31, 2014, the Company had not retained any recourse obligation in respect of bills receivable discounted with and sold to banks.

(d) Legal Proceedings

From time to time, we may be subject to legal actions and other claims arising in the ordinary course of business. Shandong Fuwei is currently a party to six legal proceedings in China.

On July 9, 2012, a client filed a lawsuit in Beijing Daxing District People’s Court against Shandong Fuweiwith a claim for RMB953 plus interest over disputes arising from the Procurement Contract between them. Shandong Fuwei raised a jurisdictional objection upon filing its plea, and Beijing Daxing District People’s Court overruled the objection. Shandong Fuwei filed an appeal against the judgment in the First Intermediate People’s Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District People’s Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence. On June 25, 2013, the case was heard in Beijing Daxing District People’s Court again and it was further adjourned due to plaintiff’s failure to provide sufficient evidence. The case was then scheduled to be heard on August 7, 2013. However, on the day prior to re-scheduled hearing, Shandong Fuwei was informed by Beijing Daxing District People’s Court that the hearing was adjourned further for the same reason that plaintiff failed to provide sufficient evidence. On April 21, 2014, the case was heard, and the plaintiff failed to provide sufficient evidence and the hearing was further adjourned. On May 28, 2014, the case was heard and the plaintiff provided some evidence. On August 25, 2014, the case was heard again. On November 5, 2014, the court accepted the withdrawal application from the plaintiff. On November 26, 2014, the plaintiff filed a lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties with a claim for RMB618 plus interest as a result of delaying payment. The case was heard on January 26, 2015, and March 3, 2015, where the two parties testified over the relevant evidence. To date, the case has not been decided.

On January 21, 2014, Shandong Fuwei received a complaint from the plaintiff, Zeng Wenhong, a Hong Kong citizen, against Shandong Fuwei with a claim for a refund of US$500 (approximately RMB4,138) and related interest of RMB2,332. The plaintiff alleged that Shandong Fuwei has promised to sell to the plaintiff ordinary shares of the Company pursuant to an oral agreement between the plaintiff and Shandong Fuwei in June 2005, and as a result the plaintiff transferred US$500 to Wellplus Investments (Hong Kong) Limited to be used for acquiring the ordinary shares of the Company. However, the plaintiff never received such shares. The case was heard by the Intermediate People's Court of Weifang on April 3, 2014. On October 28, 2014, the case was heard again and the plaintiff submitted additional evidence. The court is in the process of reviewing the case and to date no judgment has been entered.

On June 28, 2014, an equipment supplier filed a lawsuit in Weifang High-Tech District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties with a claim for RMB844 plus interest of RMB134. The case has been settled between the two parties. Pursuant to the terms of the settlement, Shandong Fuwei shall pay the plaintiff RMB750 through bank acceptance note prior to February 7, 2015. The remaining balance of RMB94 shall be paid within two days of reaching resolution on the eight remaining disputes between the two parties. Thereafter, neither party will bear any further liability. To date, Shandong Fuwei has made a payment to the plaintiff in the amount of RMB750.

On September 26, 2014, a client filed a lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the two parties for an amount of RMB100. Shandong Fuwei raised an objection upon filing its plea, and to date, no judgment has been entered bythe Beijing Daxing District People’s Court.

On October 24, 2014, an equipment supplier filed a lawsuit in Weifang High-Tech District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties for an amount of RMB38. The case has been settled between the two parties. Pursuant to the terms of the settlement agreement, Shandong Fuwei shall make a payment to the plaintiff for an amount of RMB38 and in return the plaintiff shall withdraw the case against Shandong Fuwei. The settlement has been completed.

On October 24, 2014, an equipment supplier filed a lawsuit in Weifang High-Tech District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties with a claim for an amount of RMB1,088 plus penalty for late payment in the amount of RMB770. The case has been settled between the two parties: Pursuant to the terms of the settlement agreement, Shandong Fuwei shall make a payment to the plaintiff in an amount of RMB1,088 plus an interest of RMB150 due to delaying payment and in return the plaintiff shall withdraw the case against Shandong Fuwei. The settlement has been completed.